FUND PROFILE


                                      Value
                                 INVESTOR CLASS
                                  July _, 1998


                         [american century logo(reg.sm)
                                    American
                                 Century(reg.tm)

--------------------------------------------------------------------------------
 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us, accessing our Web site, or visiting one of our Investor Centers.
              See the back cover for our phone numbers and address.

                             AMERICAN CENTURY GROUP

[front cover]


                                      VALUE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Value seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase. The managers use a "value" investment strategy that looks for companies that are temporarily out of favor in the market. The fund managers attempt to purchase the stock of these undervalued companies and hold them until the company has returned to favor in the market and the stock price has gone up. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies whose earnings, cash flows, and/or assets may not be accurately reflected in the companies' stock price or companies whose dividend payments appear high when compared to the stock price.

        Although Value will primarily invest in equity securities, it may also invest up to 35% of its assets in other types of securities consistent with the accomplishment of its objective of capital growth. When the managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Value's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

     * As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     * The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Value owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

     * If the market does not consider the individual stocks purchased by Value to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

     * Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big, or its losses may be bigger, than other equity funds using different investment styles.

        In summary, Value is intended for investors who seek long-term capital growth through an equity fund utilizing the value style of investing and who are willing to accept the risk associated with that investment strategy.

     FUND PERFORMANCE

        The bar chart below shows the actual performance of Value's Investor Class for each calendar year since its inception on September 1, 1993.(1) It indicates the volatility of the fund's historical returns from year to year. Neither it nor the quarterly information on the following page is intended to indicate how the fund will perform in the future.

[bar chart - data below]
--------------------------------------------------------------------------------
        CALENDAR YEAR-BY-YEAR RETURNS
--------------------------------------------------------------------------------
                                         1994     1995      1996    1997
              Value                      3.99     32.80     24.25   26.01
              S&P 500 Barra Value       -0.64     37.00     21.99   29.99

     (1) As of March 31, 1998, the end of the most recent calendar quarter, Value's year-to-date return was 11.45%. Partial year performance is not annualized.


VALUE                                             AMERICAN CENTURY INVESTMENTS


        The fund's highest and lowest returns since the fund's inception on September 1, 1993 are provided in the chart below to indicate the fund's potential short-term volatility. Shareholders should be aware, however, that Value is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - data below]
        HIGHEST AND LOWEST QUARTERLY RETURNS
        Quarterly Ended 6/30/97                              12.87%
        Quarterly Ended 3/31/94                              -2.17%

        The table below shows the fund's average annual return for the periods indicated. The S&P/Barra Value Index, an unmanaged index that reflects no operating costs, is included for long-term performance comparisons.

                                         1 YR.         LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS
                  Value                  39.94%            21.98%
                  Barra Value Index      42.48%            21.24%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                   1.00%
           Distribution and/or 12b-1 Fees                   None
           Other Expenses(2)                                0.00%
           Total Annual Fund Operating Expenses             1.00%

           EXAMPLE OF HYPOTHETICAL FUND COSTS
                Assuming you
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same operating expenses shown above
                your cost of investing in the fund would be:

              1 year     3 years      5 years      10 years
               $100       $320         $550         $1,220

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the Value team are:

        PETER A. ZUGER, Vice President and Portfolio Manager, joined American Century in June 1993 as a manager of Value and other American Century value-oriented funds.

        PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, joined American Century in September 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Davidson served as an investment manager for Boatmen's Trust Company.

6. HOW DO I BUY FUND SHARES?

     *    Complete and return the enclosed application

     *    Call us and exchange shares from another American Century fund

     *    Call us and send your investment by bank wire transfer

        Your initial investment must be $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below the account minimum, your shares may be redeemed involuntarily.


     (2) Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses.


FUND PROFILE                                                            VALUE


7. HOW DO I SELL FUND SHARES?

         You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

         Value pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *    telephone transactions

     *    wire and electronic funds transfers

     *    24-hour Automated Information Line transactions

     *    24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site, or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

-------------------------------------------------------------------------------

[american century logo(reg.sm)
           American
       Century(reg.tm)


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

                                   INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
                                   SIMPLE AND 403(B) SERVICES
                                   1-800-345-3533

                                   TELECOMMUNICATIONS DEVICE FOR THE DEAF
                                   1-800-634-4113 or 816-444-3485

                                   FAX
                                   816-340-7962


                                                        Funds Distributor, Inc.
                                 (c) 1998 American Century Services Corporation

SH-BRO-12622   9807

                                  FUND PROFILE
                                  Equity Income

                                 INVESTOR CLASS

                                  July _, 1998


                         [american century logo(reg.sm)
                                    American
                                Century(reg.tm)


--------------------------------------------------------------------------------
 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us, accessing our Web site, or visiting one of our Investor Centers.
              See the back cover for our phone numbers and address.

                             AMERICAN CENTURY GROUP

[front cover]


                                  EQUITY INCOME

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for stocks with a favorable dividend paying history that show the prospect for continuing and/or increasing dividend payments. The managers look secondarily for the possibility that the stock price may increase.

        Under normal circumstances, the fund will invest at least 85% of its assets in income-paying securities and at least 65% of its assets in stocks. A portion of the fund's assets may be invested in bonds and other fixed income securities. When the managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. Futures and options can help the fund's cash assets perform more like stocks. The fund seeks to receive dividend payments that provide a yield to the fund that exceeds the yield of the stocks comprising the S&P 500 Index.

        Additional information about Equity Income's investments is available in its annual and semiannual reports, where you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

     * As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

     * The value of Equity Income's shares depends on the value of the securities it owns and the amount of dividends and interest paid to the fund. The value of the individual stocks the fund owns and the dividends they pay will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, the value of the fund's assets invested in bonds and other fixed income securities will change as prevailing interest rates change. When interest rates rise, the value of bonds and other fixed income securities will typically fall. Investors in the fund should be prepared to weather short-term ups and downs of Equity Income's price.

     * If the individual stocks Equity Income owns do not continue or increase dividend payments or the value of those stocks do not increase, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

        As a result, Equity Income is intended for investors who seek current income through an equity fund which invest primarily in dividend paying stocks and who are willing to accept the risk associated with that investment strategy.

     FUND PERFORMANCE

        The bar chart below shows the actual performance of Equity Income's Investor Class for each of the last 10 calendar years.(1) It indicates the volatility of the fund's historical returns from year to year. Neither it nor the quarterly information below the bar chart is intended to indicate how the fund will perform in the future.

[bar chart - data below]
--------------------------------------------------------------------------------
        CALENDAR YEAR-BY-YEAR RETURNS
--------------------------------------------------------------------------------
                                               1995        1996      1997
              Equity Income                    29.63       23.31     28.26
              Lipper Equity Income Fund IX     29.83       17.90     27.50

     (1) As of June 30, 1998, the close of the most recent calendar quarter, Equity Income's year-to-date return was ___%.


EQUITY INCOME                                     AMERICAN CENTURY INVESTMENTS


        The fund's highest and lowest returns for a calendar quarter since January 1, 1988, is provided in the chart below to indicate the fund's potential short-term volatility. Shareholder should be aware, however, that Equity Income is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - data below]
     HIGHEST AND LOWEST QUARTERLY RETURNS
        Quarter Ended 6/30/97              13.41%
        Quarter Ended 12/31/94             -1.91%

        The table below shows the fund's average annual return for the periods indicated. The Lipper Equity Income Fund Index, an unmanaged index that reflects no operating costs, is included for long-term performance comparisons.

                                                       1 YR.    LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS
                 Equity Income                         37.78%      37.52%
                 Lipper Equity Income Fund Index       24.45%      22.82%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 1.00%
           Distribution and/or 12b-1 Fees                  None
           Other Expenses                                 0.00%
           Total Annual Fund Operating Expenses           1.00%

           EXAMPLE OF HYPOTHETICAL FUND COSTS
                 Assuming you
               * invest $10,000 in the fund
               * redeem your shares at the end of the periods shown below
               * earn a 5% return each year
               * incur the same fund operating expenses shown above
                 your cost of investing in the fund would be:

                    1 year      3 years     5 years     10 years
                     $100        $320        $550         $1220

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the Equity Income team are:

        PETER A. ZUGER, Vice President and Portfolio Manager, joined American Century in June 1993 as a manager of Equity Income and other American Century value-oriented funds. Prior to joining American Century, Mr. Zuger served as an investment manager in the Trust Department of NBD Bancorp.

        PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, joined American Century in September 1993 as a Portfolio Manager. Prior to joining American Century, Mr. Davidson served as an investment manager for Boatmen's Trust Company.

6. HOW DO I BUY FUND SHARES?

     *    Complete and return the enclosed application

     *    Call us and exchange shares from another American Century fund

     *    Call us and send your investment by bank wire transfer

        Your initial investment must be $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below the account minimum, your shares may be redeemed involuntarily


FUND PROFILE                                                     EQUITY INCOME


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in Equity Income for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Equity Income pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *    telephone transactions

     *    wire and electronic funds transfers

     *    24-hour Automated Information Line transactions

     *    24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site, or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering puchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan of financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

-------------------------------------------------------------------------------

[american century logo(reg.sm)
           American
       Century(reg.tm)


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

                                   INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
                                   SIMPLE AND 403(B) SERVICES
                                   1-800-345-3533

                                   TELECOMMUNICATIONS DEVICE FOR THE DEAF
                                   1-800-634-4113 or 816-444-3485

                                   FAX
                                   816-340-7962


                                                        Funds Distributor, Inc.
                                 (c) 1998 American Century Services Corporation

SH-BRO-12623   9807